Fair Value Measurements and Credit Concentration (Net Asset and Liability Measured on Recurring Basis Level 3 Unobservable Inputs Reconciliation Rollforward) (Detail) - Level 3 - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Total
Balance at beginning of period		$ 119	$ 40	$ 40
Total realized/unrealized gains (losses) included in earnings		(141)	(63)
Purchases		(39)	(6)
Sales		64	(3)
Settlements		3	119
Transfers into Level 3		10
Transfers out of Level 3		1
Balance at end of period		17	87	119	$ 40
Auction Rate Securities
Reconciliation of Auction Rate Securities
Balance at beginning of period		8	16	16
Sales		(1)	(3)
Balance at end of period		7	13	8	16
PPL Energy Supply LLC [Member]
Reconciliation of Total
Balance at beginning of period		119	40	40	35
Total realized/unrealized gains (losses) included in earnings				(32)	(5)
Included in OCI	[1]			1
Purchases				(6)
Sales				58	(2)
Settlements				50	(3)
Transfers into Level 3				7	13
Transfers out of Level 3				1	2
Balance at end of period				119	40
PPL Energy Supply LLC [Member] | Auction Rate Securities
Reconciliation of Auction Rate Securities
Balance at beginning of period		8	16	16	13
Included in OCI	[1]			1
Transfers into Level 3					3
Sales				(9)
Balance at end of period				8	16
Energy Commodities, net
Reconciliation of Energy Commodities, net
Balance at beginning of period		111	24	24
Total realized/unrealized gains (losses) included in earnings		(141)	(63)
Purchases		(39)	(6)
Sales		65	0
Settlements		3	119
Transfers into Level 3		10
Transfers out of Level 3		1
Balance at end of period		10	74	111	24
Energy Commodities, net | PPL Energy Supply LLC [Member]
Reconciliation of Energy Commodities, net
Balance at beginning of period		$ 111	$ 24	24	22
Total realized/unrealized gains (losses) included in earnings				(32)	(5)
Purchases				(6)
Sales				67	(2)
Settlements				50	(3)
Transfers into Level 3				7	10
Transfers out of Level 3				1	2
Balance at end of period				$ 111	$ 24

[1]	"Energy Commodities, net" are included in "Qualifying derivatives" and "Auction Rate Securities" are included in "Available-for-sale securities" on the Statements of Comprehensive Income.